Iron Horse Fund
FUND SUMMARY
Investment Objective:
The Fund seeks total return with less volatility than equity markets in general.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 13 of the Fund's Prospectus.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees Iron Horse Fund	Class A	Class I
Maximum Sales Charge (Load)Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none
Maximum Sales Charge (Load)Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee(as a % of amount redeemed)	none	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Iron Horse Fund		Class A	Class I
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		1.01%	1.01%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		2.02%	1.77%
Fee Waiver and/or Reimbursement	[2]	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.96%	1.71%
[1]	Acquired Fund Fees and Expenses are in indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until July 31, 2014, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.95% and 1.70% of average daily net assets attributable to Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Iron Horse Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	762	1,166	1,594	2,780
Class I	173	550	952	2,075

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies:

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in:

• dividend-paying common stocks and

• by writing call options on common stocks and common stock indices.

The adviser selects common stocks of domestic and foreign issuers with market capitalizations of at least $2 billion that are traded on a U.S. stock exchange. The adviser combines (1) fundamental analysis, (2) technical analysis and (3) proprietary risk management techniques to seek total returns with less volatility than equity markets in general.

The adviser's fundamental process is driven by a return-on-capital framework that provides for quality comparisons of companies across industries, sectors and geography. The adviser uses historical price ranges and returns to determine exit points. The adviser uses several risk management techniques including tolerable-risk models, value-at-risk models and stop-loss procedures in order to manage portfolio risk. The adviser's tolerable-risk models focus on estimating possible losses, using historical losses measured over various time periods on a security-specific basis. The adviser's risk management goal is to avoid severe or total losses. The adviser's value-at-risk models focus on estimating the size of low-probability losses, by using historical losses measured over various time periods on a security-specific basis and on a portfolio level. The adviser's risk management goal is to avoid a security or group of securities with large loss estimates for a given probability of occurrence. Stop-loss procedures trigger an automatic sale when a security price drops to a pre-set level with the risk management goal of avoiding further losses. As a result of using risk management techniques, the adviser expects the Fund to have significantly lower volatility compared to the S&P 500 Index and other indices representative of the equity markets in general.

The adviser selects stocks that it believes will produce income from dividends and produce capital appreciation. Additionally, the Fund writes stock index and single stock options to generate income (although classified as a capital transaction for accounting and tax purposes) and to reduce exposure to stock market price declines, to the extent of the call option premium received. The adviser selects single-stock options that are typically covered calls, where the strike price and expiration month are determined by the adviser's fundamental process. The option is "covered" because the Fund owns the stock at the time it sells the option.

The adviser buys stocks and writes call options using the strategies described above. It sells stocks when a price target is reached, fundamentals have deteriorated or to adjust the Fund's asset allocation and risk profile. It covers (buys back) call options to adjust the Fund's risk profile.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

• Foreign Investment Risk. Foreign stocks are subject to adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, political instability and differing auditing and legal standards.

• Leveraging Risk. The use of leverage embedded in written options will limit the Fund's gains because the Fund may loose more than the option premium received.

• Management Risk. The adviser's reliance on its investment and risk management strategies and its judgments about the potential appreciation of a particular option or stock in which the Fund invests may prove to be incorrect.

• Market Risk. Overall stock market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

• Medium Capitalization Stock Risk. The value of medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Written Call Option Risk. Selling covered call or stock index options will limit the Fund's gain, if any, on its underlying securities. Losses on stock index options may only be partially offset by gains in the Fund's portfolio if the portfolio does not track the call-related stock index. The Fund continues to bear the risk of a decline in the value of its underlying stocks. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

Is the Fund Right For You?

The adviser believes the Fund is most appropriate for moderate and conservative investors seeking an alternative to "long-only" equity funds.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund's inception. Returns for Class I shares, which are not presented, will vary from the returns for Class A shares.  The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-855-241-7514 or visiting www.IronHorseFund.com.

Class A Annual Total Return For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)

Best Quarter:	1st Quarter 2012	5.74%
Worst Quarter:	4th Quarter 2012	(1.21)%
The total return for Class A shares from January 1, 2013 to June 30, 2013 was 1.59%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Total Returns Iron Horse Fund		Label	One Year	Since Inception		Inception Date
Class A		Return before taxes	0.85%	(1.34%)		Jul 7, 2011
Class A Return After Taxes on Distributions			0.25%	(1.80%)
Class A Return After Taxes on Distributions and Sales of Fund shares			1.36%	(1.17%)
Class I		Return before taxes	7.16%	9.56%	[1]	Nov 16, 2011
Standard & Poor's 500 Index	[2]		16.00%	5.95%
[1]	Inception date for Class I shares was November 16, 2011.
[2]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, the S&P 500 Index does not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).  After-tax returns for Class I shares, which commenced operations November 16, 2011, are not presented, and will vary from the after-tax returns for Class A shares.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2013
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Jul 29, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul 29, 2013
Prospectus Date	rr_ProspectusDate	Jul 29, 2013
Iron Horse Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return with less volatility than equity markets in general.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 13 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in:

• dividend-paying common stocks and

• by writing call options on common stocks and common stock indices.

The adviser selects common stocks of domestic and foreign issuers with market capitalizations of at least $2 billion that are traded on a U.S. stock exchange. The adviser combines (1) fundamental analysis, (2) technical analysis and (3) proprietary risk management techniques to seek total returns with less volatility than equity markets in general.

The adviser's fundamental process is driven by a return-on-capital framework that provides for quality comparisons of companies across industries, sectors and geography. The adviser uses historical price ranges and returns to determine exit points. The adviser uses several risk management techniques including tolerable-risk models, value-at-risk models and stop-loss procedures in order to manage portfolio risk. The adviser's tolerable-risk models focus on estimating possible losses, using historical losses measured over various time periods on a security-specific basis. The adviser's risk management goal is to avoid severe or total losses. The adviser's value-at-risk models focus on estimating the size of low-probability losses, by using historical losses measured over various time periods on a security-specific basis and on a portfolio level. The adviser's risk management goal is to avoid a security or group of securities with large loss estimates for a given probability of occurrence. Stop-loss procedures trigger an automatic sale when a security price drops to a pre-set level with the risk management goal of avoiding further losses. As a result of using risk management techniques, the adviser expects the Fund to have significantly lower volatility compared to the S&P 500 Index and other indices representative of the equity markets in general.

The adviser selects stocks that it believes will produce income from dividends and produce capital appreciation. Additionally, the Fund writes stock index and single stock options to generate income (although classified as a capital transaction for accounting and tax purposes) and to reduce exposure to stock market price declines, to the extent of the call option premium received. The adviser selects single-stock options that are typically covered calls, where the strike price and expiration month are determined by the adviser's fundamental process. The option is "covered" because the Fund owns the stock at the time it sells the option.

The adviser buys stocks and writes call options using the strategies described above. It sells stocks when a price target is reached, fundamentals have deteriorated or to adjust the Fund's asset allocation and risk profile. It covers (buys back) call options to adjust the Fund's risk profile.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

• Foreign Investment Risk. Foreign stocks are subject to adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, political instability and differing auditing and legal standards.

• Leveraging Risk. The use of leverage embedded in written options will limit the Fund's gains because the Fund may loose more than the option premium received.

• Management Risk. The adviser's reliance on its investment and risk management strategies and its judgments about the potential appreciation of a particular option or stock in which the Fund invests may prove to be incorrect.

• Market Risk. Overall stock market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

• Medium Capitalization Stock Risk. The value of medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Written Call Option Risk. Selling covered call or stock index options will limit the Fund's gain, if any, on its underlying securities. Losses on stock index options may only be partially offset by gains in the Fund's portfolio if the portfolio does not track the call-related stock index. The Fund continues to bear the risk of a decline in the value of its underlying stocks. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

Is the Fund Right For You?

The adviser believes the Fund is most appropriate for moderate and conservative investors seeking an alternative to "long-only" equity funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund's inception. Returns for Class I shares, which are not presented, will vary from the returns for Class A shares.  The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-855-241-7514 or visiting www.IronHorseFund.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-241-7514
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.IronHorseFund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales loads and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	1st Quarter 2012	5.74%
Worst Quarter:	4th Quarter 2012	(1.21)%
		The total return for Class A shares from January 1, 2013 to June 30, 2013 was 1.59%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Class A
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.21%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index does not reflect any fees or expenses
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class I shares, which commenced operations November 16, 2011, are not presented, and will vary from the after-tax returns for Class A shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).  After-tax returns for Class I shares, which commenced operations November 16, 2011, are not presented, and will vary from the after-tax returns for Class A shares.

Iron Horse Fund | Standard & Poor's 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.00%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%	[1]
Iron Horse Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IRHAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.96%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	762
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,166
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,594
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,780
Annual Return 2012	rr_AnnualReturn2012	6.99%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	0.85%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2011
Iron Horse Fund | Class A | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.25%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.80%)
Iron Horse Fund | Class A | Return After Taxes on Distributions and Sales of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.36%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.17%)
Iron Horse Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IRHIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	550
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	952
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,075
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	7.16%
Since Inception	rr_AverageAnnualReturnSinceInception	9.56%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2011

[1]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, the S&P 500 Index does not reflect any fees or expenses. An investor cannot invest directly in an index.
[2]	Acquired Fund Fees and Expenses are in indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until July 31, 2014, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.95% and 1.70% of average daily net assets attributable to Class A and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.
[4]	Inception date for Class I shares was November 16, 2011.